 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09088
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TEXAS CAPITAL VALUE FUNDS, INC.
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(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
First Austin Capital Management, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Name and address of agent for service)

Registrant's telephone number, including area code: (512)328-9321
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Date of fiscal year end: 09/30
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Date of reporting period: 06/30/06
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COMMON STOCK (long positions) - 96.00%	Shares	Market Value

CONSUMER DISCRETIONARY - 3.66%
Automobile Manufacturers - 0.64%
Toyota	6000	$627,540

Department Stores - 0.56%
Nordstroms	15,000	547,500

Footwear - 0.18%
Timberland	6,600	172,260

Homebuilding - 0.47%
KB Home	10,000	458,500

Household Applicances - 0.43%
Black & Decker	5,000	422,300

Leisure Products - 0.51%
Aldila	19,500	493,740

Retail - Home Improvements - 0.37%
Home Depot	10,000	357,900

Specialty Stores - 0.51%
Tiffany and Company	15,000	495,300

CONSUMER STAPLES - 3.80%
Distilleries - 1.24%
Diageo ADR	17,900	1,209,145

Household Products - 0.61%
Colgate-Palmol	10,000	599,000

Packaged Foods/Meats - 0.75%
Gruma ADR	23,000	247,710
Kellogg Co.	10,000	484,300
		732,010

Personal Products - 0.18%
Usana	4,700	178,130

Soft Drinks - 1.02%
Coca-Cola Femsa	33,700	994,824

Total Consumer Discretionary		7,288,149

ENERGY - 16.79%
Coal & Consumer Fuels - 2.78%
Foundation Coal	10,000	469,300
Consol Energy	12,000	560,640
Peabody Energy	30,200	1,683,650
		2,713,590

Oil & Gas - Drilling - 1.72%
Pioneer Drilling	8,700	134,328
Patterson Energy	16,000	452,960
Noble Drilling Corp	7,000	520,940
Unit Corporation	10,000	568,900
		1,677,128

Oil & Gas Exploration Equipment - 5.61%
ICO	10,600	52,152
Allis-Chalmers Energy	27,000	366,930
RPC	15,400	373,912
CNOOC ADR	5,000	401,900
Grant Prideco	10,000	447,500
Lufkin Industries	8,000	475,440
Mitcham Inds.	38,000	485,260
Global Industries	30,000	501,000
BJ Services	19,000	707,940
Baker Hughes	9,000	736,650
CE Franklin	64,000	927,360
		5,476,044

Oil & Gas Exploration/Production - 4.37%
Hugoton Royal Tr Tex	417	12,391
Pioneer Nat Rsc	6,000	278,460
Devon Energy	4,900	296,009
XTO Energy	7,000	309,890
Berry Petroleum	10,600	351,390
Petrochina ADR	4,300	464,271
Helix Energy	17,000	686,120
Newfield Exploration	15,000	734,100
Nexen	20,000	1,130,800
		4,263,431

Oil & Gas – Integrated - 0.29%
Chevron-Texaco	2,000	124,120
Tesoro	2,100	156,156
		280,276

Oil & Gas - Refining/Marketing - 2.03%
Giant Industries	2,300	153,065
Sunoco	6,200	429,598
Valero	21,000	1,396,920
		1,979,583

Total Energy		16,390,052

FINANCIALS - 15.47%
Asset Management – 0.55%
SEI Investments	11,000	537,680

Diversified Financial Services - 4.61%
First Marblehead	6,500	370,110
Deutsche Bank	7,000	787,500
Mitsubishi Financial ADR	60,000	837,000
Banco Bilbao VIZ ADR	52,000	1,071,200
Bancolombia SA ADR	59,400	1,431,540
		4,497,350

Diversified Banks - 0.55%
Wells Fargo	8,000	536,640

Insurance - Brokers - 0.09%
Hilb Rogal & Hobbs	2,300	85,721

Insurance - Life/Health - 1.82%
AFLAC	6,600	305,910
Phoenix Companies	32,000	450,560
Prudential PLC ADR	22,000	504,460
Protective Life	11,000	512,820
		1,773,750

Insurance - Multi-Line - 1.53%
21st Century Holding Co.	26,810	350,675
Allainz ADR	29,000	458,200
American Financial Group	16,000	686,400
		1,495,275

Insurance - Property/Casualty - 2.28%
State Auto Financial	5,900	191,986
Meadowbrook Insurance Grp	23,800	198,016
Zenith National Insurance	20,900	829,103
W.R. Berkley	29,400	1,003,422
		2,222,527

Investment Banks & Brokerage - 2.51%
Knight Capital Group	30,000	456,900
Goldman Sachs	5,600	842,408
Nomura Holdings ADR	61,000	1,146,800
		2,446,108

Specialized Finance - 0.01%
Federal Agricultural 'C'	300	8,310

Thrifts & Mortgage Finance - 1.53%
Indymac Bancorp	15,000	687,750
FirstFed Financial	14,000	807,380
		1,495,130

Total Financials		15,098,491

HEALTH CARE - 11.32%
Health Care – Equipment - 0.48%
Biomet	15,000	469,350

Health Care – Facility - 0.53%
Lifepoint Hospitals	16,000	514,080

Health Care - Managed Care - 2.49%
Coventry Health	7,450	409,303
Coventry Health	7,550	414,797
Cigna	7,300	719,123
UnitedHealth Group	19,840	888,435
		2,431,658

Health Care – Services – 3.21%
Icon PLC ADR	100	5,530
Air Methods	5,500	143,990
Pediatrix Medical Group	7,800	353,340
Quest Diagnostics	8,000	479,360
Caremark RX	16,200	807,894
Fresenius Medical ADR	35,100	1,341,522
		3,131,636

Health Care – Supplies - 0.79%
Smith & Nephew ADR	20,000	770,600

Health Care Technologies - 0.47%
IMS Health	17,000	456,450

Life Science Tools - 1.35%
Pharmaceutical Product Development	13,600	477,632
Charles River Labs	22,800	839,040
		1,316,672

Pharmaceuticals - 2.00%
Cypress Bioscience	15,000	92,100
Aspreva Pharmaceuticals	8,000	217,120
Johnson & Johnson	10,000	599,200
Novartis AG ADR	19,400	1,046,048
		1,954,468

Total Health Care		11,044,914

INDUSTRIALS - 17.88%
Aerospace - Defense - 3.24%
DRS Technologies	9,000	438,750
CAE	70,000	534,800
Ceradyne	11,000	544,390
Armor Holding	10,000	548,300
L-3 Communications	14,500	1,093,590
		3,159,830

Airfreight & Logistics - 0.48%
FedEx	4,000	467,440

Airlines - 0.38%
Skywest	15,000	372,000

Building Products - 0.58%
Lamson & Sessions	20,000	567,200

Construction & Engineering - 1.36%
Infrasource Services	20,000	364,200
Michael Baker	17,796	386,173
Meadow Valley	50,619	579,588
		1,329,961

Machinery - Construction & Farming - 3.93%
Twin Disc	391	11,969
JLG Industries	12,000	270,000
Commercial Vehicle	16,000	330,880
Terex	5,000	493,500
Caterpillar Inc.	7,000	521,360
Miller Industries	29,100	602,370
Bucyrus Int'l	15,000	757,500
Gehl	33,050	843,766
		3,831,345

Industrial Machinery - 2.86%
Kubota ADR	17,000	810,050
Sun Hydrolics	46,600	968,348
Parker-Hannifin	13,000	1,008,800
		2,787,198

Services - Diversified/Commercial - 0.37%
Rush Enterprises 'A'	20,000	363,400

Services – Employment - 2.42%
Barrett Business Services	19,599	359,642
Adecco SA ADR	28,000	413,280
Robert Half International	10,000	420,000
Manpower Inc.	6,600	426,360
Labor Ready	33,000	747,450
		2,366,732

Trade Companies & Distributors - 0.10%
Huttig Building Products	11,800	95,580

Trucking - 2.16%
Celadon	5,737	126,454
USA Truck	9,000	160,380
Smithway Motor Express	42,415	432,209
Frozen Food Express	126,500	1,394,030
		2,113,073

Total Industrials		17,456,759

MATERIALS - 9.83%
Aluminum - 0.44%
Century Aluminum	12,000	428,280

Chemicals - Agriculture/Fertilizer - 0.73%
Terra Nitrogen	9,400	203,510
The Scotts Company	12,000	507,840
		711,350

Chemicals - Specialty - 0.01%
Tronox 'B'	604	7,955

Construction Materials - 0.51%
Florida Rock	10,000	496,700

Diverse Metal/Mining - 5.86%
Alliance Resource Partners	3,000	108,690
Phelps Dodge	5,000	410,800
Freeport McMoran (B Shares)	10,000	554,100
Companhia Vale do Rio Doce	24,000	576,960
Anglo American ADR	30,000	613,200
Minas Buenaventua	26,300	717,464
BHP Billiton ADR	18,500	796,795
RTI International Metals	16,000	893,440
Rio Tinto ADR	5,000	1,048,550
		5,719,999

Steel - 2.28%
NN	8,737	107,902
Oregon Steel	5,000	253,300
Posco Ads	12,200	816,180
Tenaris ADR	26,000	1,052,740
		2,230,122

Total Materials		9,594,406

OTHER HOLDINGS - 3.37%
Exchange Traded Funds - 2.42%
Ishares MSCI - Singapore	2,200	19,360
IShares MSCI Pac Jac	2,000	214,600
Ishares MSCI South Africa	3,000	294,000
Ishares MSCI Hong Kong	29,000	392,080
Ishares MSCI-Austria	46,600	1,439,474
		2,359,514

Funds - Closed End - 0.96%
Templeton Emerging Markets Fund	24,800	450,556
India Fund	11,100	483,849
		934,405

Total Other Holdings		3,293,919

TECHNOLOGY - 9.29%
Application Software - 1.45%
Ansoft	9,600	196,608
Jack Henry & Assoc.	26,000	511,160
EPIQ Systems	42,631	709,380
		1,417,148

Communications Equipment - 2.10%
Addvantage Tech Group	18,000	89,460
Finisar	60,000	196,200
Packeteer	20,000	226,800
Comtech Group	27,000	300,510
Corning	15,000	362,850
Avocent	14,000	367,500
Nice Systems ADR	18,000	506,520
		2,049,840

Electronic Equipment - 1.56%
Sirenza Microdevices	11,000	133,540
Orbotech	8,278	189,815
Superior Essex	7,000	209,510
Multi-Fineline Elect	14,000	464,660
Intevac	24,000	520,320
		1,517,845

Electronic Manufacturing - 0.50%
Jabil Circuit	19,000	486,400

Internet Software & Services - 0.33%
RealNetworks	30,000	321,000

Internet Consulting & Services - 0.62%
First Advantage	10,000	232,600
CGI Group	60,000	370,800
		603,400

Office Electronics - 0.53%
Canon ADR	7,000	512,890

Semiconductor Equipment - 0.48%
Lam Research	10,000	467,200

Semiconductors - 0.30%
Microsemi	12,000	292,560

Services - Data Processing - 0.95%
First Data	10,000	450,400
Gevity HR	18,000	477,900
		928,300

Technology Distributors - 0.49%
Anixter International	10,000	474,600

Total Technology		9,071,183

TELECOMMUNICATIONS - 1.46%
Wireless Telecommunications Services - 1.46%
China Mobile HKG ADR	13,000	371,930
Vodaphone Group ADR	18,000	383,400
America Movil ADR	20,000	665,200
		1,420,530

Total Telecommunications		1,420,530

UTILITIES – 3.12%
Electric Utilities – 1.65%
Eon Ag ADR	5,000	191,750
National Grid PLC	4,800	259,488
Korea Electric Power	61,000	1,156,560
		1,607,798

Independent Power Producers - 0.47%
AES	25,000	461,250

Water Utilities – 1.00%
Veolia Environment ADR	18,800	972,336

Total Utilities		3,041,384

Total Long-Term Common Stocks
(cost $87,431,413)		93,175,183

SHORT STOCKS – (3.44)%

CONSUMER DISCRETIONARY – (1.37)%
Broadcasting & Cable – (0.25)%
Clear Channel	-8,000	-247,600

Photographic Producers – (0.58)%
Eastman Kodak	-20,000	-475,600
Presstek	-9,500	-88,445
		-564,045

Publishing - (0.27)%
Tribune	-8,000	-259,440

Retail - Internet - (0.28)%
Amazon.com	-7,000	-270,760

Total Consumer Discretionary		-1,341,845

CONSUMER STAPLES - (0.26)%
Retail - Food - (0.26)%
Whole Foods Market	-4,000	-258,560

Total Consumer Staples		-258,560

FINANCIALS – (0.64)%
Asset Management – (0.24)%
State Street	-4,000	-232,360

REITS - Mortgage Backed – (0.23)%
Anworth Mortgage	-15,000	-124,500
MFA Mortgage Investment	-15,000	-103,200
		-227,700

Specialized Finance – (0.17)%
Morningstar	-4,000	-165,920

Total Financials		-625,980

HEALTH CARE – (0.09)%
Pharmaceuticals – (0.09)%
Cypress Bioscience	-15,000	-92,100

Total Health Care		-92,100

TECHNOLOGY – (0.50)%
Home Entertainment Software - (0.18)%
Electronic Arts	-4,000	-172,160

Internet Software & Service – (0.32)%
Google	-750	-314,497

Total Technology		-486,657

UTILITIES – (0.58)%
Electric Utilities - (0.58)%
Entergy	-8,000	-566,000

Total Utilities		-566,000

Total Securities Sold Short
(proceeds $3,236,361)		-3,279,043

Demand Notes - 5.08%

American Family Demand Note		313,802
(4.8065% 12-31-2031)

Wisc Corp Cent Cr Union D No		299,657
(5.0200% 12-31-2031)

US Bancorp CP		4,338,778
(5.0700% 07-03-2006)

Total Demand Notes (cost $4,952,237)		4,952,237

Total Investments		89,896,140

Other Net Assets		2,594,976

Total Net Assets		97,443,353

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal
Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal
Financial Officer of the registrant as required by Rule 30a-2(a)
under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of
1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the
undersigned, thereunto duly authorized.

Texas Capital Value Funds, Inc.

By:

/s/ Mark A. Coffelt
Mark A. Coffelt
President

Date: August 28, 2006